<SEQUENCE>1
<FILENAME>form13fhr1q11.txt
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Thomas Story & Son LLC

Address:   900 Jorie Boulevard, Suite 188
           Oak Brook, IL 60523


Form 13F File Number: 028-14123


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lollino
Title:  Compliance Officer
Phone:  (312) 282-6543

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lollino                Oak Brook, IL                       4/29/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              68

Form 13F Information Table Value Total:  $      125,696
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Accenture Ltd Bermuda Cl A     cs               g1151c101     2633 47900.00 SH       Sole                 47900.00
Allergan Inc                   cs               018490102      929 13085.00 SH       Sole                 13085.00
Amgen Inc                      cs               031162100     1620 30300.00 SH       Sole                 30300.00
Amphenol Corp Cl A             cs               032095101      876 16100.00 SH       Sole                 16100.00
Automatic Data Processing Inc  cs               053015103      413  8050.00 SH       Sole                  8050.00
Becton Dickinson & Co          cs               075887109     1997 25085.00 SH       Sole                 25085.00
Berkshire Hathaway Inc Cl A    cs               084670108      501     4.00 SH       Sole                     4.00
Berkshire Hathaway Inc Cl B    cs               084670702      748  8950.00 SH       Sole                  8950.00
Bio-Reference Laboratories Inc cs               09057g602     1662 74050.00 SH       Sole                 74050.00
C H Robinson Worldwide Inc     cs               12541w209     3721 50200.00 SH       Sole                 50200.00
Caterpillar Inc                cs               149123101      935  8400.00 SH       Sole                  8400.00
Cenovus Energy Inc             cs               15135u109     2727 69245.00 SH       Sole                 69245.00
Chubb Corp                     cs               171232101     4896 79849.99 SH       Sole                 79849.99
Cimarex Energy Co              cs               171798101     4120 35750.00 SH       Sole                 35750.00
Coca-Cola Co                   cs               191216100      366  5510.00 SH       Sole                  5510.00
Colgate Palmolive Co           cs               194162103     1237 15318.19 SH       Sole                 15318.19
Commerce Bancshares Inc        cs               200525103      565 13967.00 SH       Sole                 13967.00
ConocoPhillips                 cs               20825c104      297  3721.90 SH       Sole                  3721.90
Continental Resources Inc      cs               212015101     1051 14700.00 SH       Sole                 14700.00
Corning Inc                    cs               219350105     1602 77651.15 SH       Sole                 77651.15
DeVry Inc                      cs               251893103      496  9000.00 SH       Sole                  9000.00
Diamond Offshore Drilling Inc  cs               25271c102     1716 22088.43 SH       Sole                 22088.43
Dolby Laboratories Inc         cs               25659t107     1302 26460.00 SH       Sole                 26460.00
Dominion Resources Inc VA      cs               25746u109      657 14700.00 SH       Sole                 14700.00
DPL Inc                        cs               233293109      577 21050.00 SH       Sole                 21050.00
Emerson Electric Co            cs               291011104     1192 20400.00 SH       Sole                 20400.00
Expeditors Intl Wash Inc       cs               302130109     1146 22850.00 SH       Sole                 22850.00
Express Scripts Inc            cs               302182100     4554 81900.00 SH       Sole                 81900.00
Exxon Mobil Corp               cs               30231g102     5337 63434.54 SH       Sole                 63434.54
FactSet Research Systems Inc   cs               303075105      314  3000.00 SH       Sole                  3000.00
Fastenal Co                    cs               311900104     4926 75985.00 SH       Sole                 75985.00
Gilead Sciences Inc            cs               375558103     3244 76375.00 SH       Sole                 76375.00
Grainger W W Inc               cs               384802104      242  1758.00 SH       Sole                  1758.00
Idexx Laboratories Inc         cs               45168d104     1456 18850.00 SH       Sole                 18850.00
Illinois Tool Works Inc        cs               452308109     4613 85880.00 SH       Sole                 85880.00
Intel Corp                     cs               458140100     4967 246151.67SH       Sole                246151.67
International Business Machine cs               459200101      385  2360.00 SH       Sole                  2360.00
Johnson & Johnson              cs               478160104     5507 92940.43 SH       Sole                 92940.43
JPMorgan Chase & Co            cs               46625h100      273  5929.00 SH       Sole                  5929.00
Knight Transportation Inc      cs               499064103      433 22500.00 SH       Sole                 22500.00
Laboratory Corp America Holdin cs               50540r409     3275 35550.00 SH       Sole                 35550.00
McDonalds Corp                 cs               580135101     1039 13654.17 SH       Sole                 13654.17
MGE Energy Inc                 cs               55277p104      215  5300.00 SH       Sole                  5300.00
Microsoft Corp                 cs               594918104     1089 42907.00 SH       Sole                 42907.00
Miller Herman Inc              cs               600544100      213  7744.00 SH       Sole                  7744.00
Monsanto Co                    cs               61166w101     2024 28009.00 SH       Sole                 28009.00
Nike Inc Cl B                  cs               654106103       38   500.00 SH       Sole                   500.00
O'Reilly Automotive Inc        cs               67103h107      660 11490.00 SH       Sole                 11490.00
Paychex Inc                    cs               704326107      593 18902.00 SH       Sole                 18902.00
PepsiCo Inc                    cs               713448108      419  6500.00 SH       Sole                  6500.00
Praxair Inc                    cs               74005p104     2403 23650.00 SH       Sole                 23650.00
Procter & Gamble Co            cs               742718109     1695 27515.00 SH       Sole                 27515.00
Scana Corp                     cs               80589m102      557 14142.03 SH       Sole                 14142.03
Schlumberger Ltd               cs               806857108     5488 58851.00 SH       Sole                 58851.00
Sigma Aldrich Corp             cs               826552101     1114 17500.00 SH       Sole                 17500.00
Southern Co                    cs               842587107      696 18254.00 SH       Sole                 18254.00
Staples Inc                    cs               855030102     2859 147223.00SH       Sole                147223.00
Stericycle Inc                 cs               858912108     3578 40350.00 SH       Sole                 40350.00
Stryker Corp                   cs               863667101     2067 34000.00 SH       Sole                 34000.00
Suncor Energy Inc              cs               867224107     6894 153743.73SH       Sole                153743.73
Sysco Corp                     cs               871829107     1249 45102.64 SH       Sole                 45102.64
Tractor Supply Co              cs               892356106      933 15586.00 SH       Sole                 15586.00
Ultimate Software Group Inc    cs               90385d107      705 12000.00 SH       Sole                 12000.00
Walgreen Co                    cs               931422109     5300 132050.00SH       Sole                132050.00
Xilinx Inc                     cs               983919101     1879 57300.00 SH       Sole                 57300.00
Teva Pharmaceutical Industries ad               881624209      351  7000.00 SH       Sole                  7000.00
Vanguard Emerg Mkt ETF         ui               922042858     1637 33450.00 SH       Sole                 33450.00
Vanguard Intl Equity Index Fun ui               922042775      493 10000.00 SH       Sole                 10000.00
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